Quarterly Holdings Report
for
Fidelity Freedom® 2065 Fund
December 31, 2023
F65-NPRT3-0224
1.9895823.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $2,030,700)	2,040,000	2,031,058

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,962,247	21,133,398
Fidelity Series Blue Chip Growth Fund (c)	3,753,917	58,636,183
Fidelity Series Commodity Strategy Fund (c)	84,364	7,814,638
Fidelity Series Growth Company Fund (c)	5,622,176	109,463,775
Fidelity Series Intrinsic Opportunities Fund (c)	2,013,616	21,807,458
Fidelity Series Large Cap Stock Fund (c)	5,265,810	102,893,937
Fidelity Series Large Cap Value Index Fund (c)	2,189,703	32,232,429
Fidelity Series Opportunistic Insights Fund (c)	3,430,033	64,690,425
Fidelity Series Small Cap Core Fund (c)	15,503	174,409
Fidelity Series Small Cap Discovery Fund (c)	797,401	9,313,646
Fidelity Series Small Cap Opportunities Fund (c)	2,384,564	33,145,445
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,509,503	71,954,113
Fidelity Series Value Discovery Fund (c)	4,288,197	63,808,376
TOTAL DOMESTIC EQUITY FUNDS (Cost $558,931,124)		597,068,232

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,290,729	33,650,816
Fidelity Series Emerging Markets Fund (c)	3,859,805	32,653,955
Fidelity Series Emerging Markets Opportunities Fund (c)	7,544,234	130,741,586
Fidelity Series International Growth Fund (c)	5,552,875	95,120,756
Fidelity Series International Small Cap Fund (c)	1,109,834	18,822,788
Fidelity Series International Value Fund (c)	8,124,400	94,811,753
Fidelity Series Overseas Fund (c)	7,298,284	94,658,747
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $481,919,114)		500,460,401

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	131,506	1,007,334
Fidelity Series Emerging Markets Debt Fund (c)	771,444	5,978,693
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	208,285	1,951,630
Fidelity Series Floating Rate High Income Fund (c)	119,444	1,078,576
Fidelity Series High Income Fund (c)	723,960	6,088,504
Fidelity Series International Credit Fund (c)	4,890	39,025
Fidelity Series Investment Grade Bond Fund (c)	98,051	990,315
Fidelity Series Long-Term Treasury Bond Index Fund (c)	11,702,248	68,575,172
Fidelity Series Real Estate Income Fund (c)	123,920	1,175,999
TOTAL BOND FUNDS (Cost $95,162,806)		86,885,248

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	2,267,224	2,267,677
Fidelity Series Government Money Market Fund 5.43% (c)(e)	14,577,381	14,577,381
Fidelity Series Short-Term Credit Fund (c)	45,312	446,326
TOTAL SHORT-TERM FUNDS (Cost $17,279,358)		17,291,384

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,155,323,102)	1,203,736,323
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46,930)
NET ASSETS - 100.0%	1,203,689,393

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	241	Mar 2024	27,206,641	840,013	840,013
CBOT 5-Year U.S. Treasury Note Contracts (United States)	383	Mar 2024	41,660,227	880,369	880,369
CBOT Long Term U.S. Treasury Bond Contracts (United States)	48	Mar 2024	5,997,000	427,447	427,447

TOTAL PURCHASED					2,147,829

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	40	Mar 2024	9,640,000	(320,052)	(320,052)
ICE MSCI EAFE Index Contracts (United States)	8	Mar 2024	900,960	(4,445)	(4,445)
ICE MSCI Emerging Markets Index Contracts (United States)	167	Mar 2024	8,631,395	(381,129)	(381,129)

TOTAL SOLD					(705,626)

TOTAL FUTURES CONTRACTS					1,442,203
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,031,058.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	882,703	18,024,562	16,639,588	53,709	-	-	2,267,677	0.0%
Total	882,703	18,024,562	16,639,588	53,709	-	-	2,267,677

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	733,992	367,787	54,951	31,437	(211)	(39,283)	1,007,334
Fidelity Series All-Sector Equity Fund	14,168,220	6,680,170	1,979,439	954,939	42,907	2,221,540	21,133,398
Fidelity Series Blue Chip Growth Fund	39,019,659	16,905,418	10,315,789	297,678	569,636	12,457,259	58,636,183
Fidelity Series Canada Fund	23,058,548	12,174,617	3,721,578	1,075,614	397,945	1,741,284	33,650,816
Fidelity Series Commodity Strategy Fund	5,608,068	3,593,162	873,180	316,892	(11,545)	(501,867)	7,814,638
Fidelity Series Emerging Markets Debt Fund	3,943,989	2,020,020	298,016	235,535	(917)	313,617	5,978,693
Fidelity Series Emerging Markets Debt Local Currency Fund	1,342,801	664,457	99,426	92,762	7,098	36,700	1,951,630
Fidelity Series Emerging Markets Fund	16,853,770	17,551,989	2,968,595	750,656	(358,301)	1,575,092	32,653,955
Fidelity Series Emerging Markets Opportunities Fund	91,818,251	40,925,506	8,180,200	3,498,027	176,930	6,001,099	130,741,586
Fidelity Series Floating Rate High Income Fund	716,111	403,706	56,421	67,405	1,587	13,593	1,078,576
Fidelity Series Government Money Market Fund 5.43%	7,737,609	10,272,042	3,432,270	410,590	-	-	14,577,381
Fidelity Series Growth Company Fund	72,794,819	34,543,051	16,261,754	3,267,532	(162,291)	18,549,950	109,463,775
Fidelity Series High Income Fund	4,008,709	2,210,416	304,430	246,646	4,261	169,548	6,088,504
Fidelity Series International Credit Fund	37,871	1,420	1,248	1,419	13	969	39,025
Fidelity Series International Growth Fund	60,933,713	32,121,468	5,211,285	1,168,659	66,118	7,210,742	95,120,756
Fidelity Series International Small Cap Fund	16,635,081	7,303,305	5,804,071	609,500	(1,857,666)	2,546,139	18,822,788
Fidelity Series International Value Fund	60,774,628	33,763,295	7,294,628	2,912,547	574,353	6,994,105	94,811,753
Fidelity Series Intrinsic Opportunities Fund	14,716,068	10,385,677	2,343,714	4,006,710	(85,427)	(865,146)	21,807,458
Fidelity Series Investment Grade Bond Fund	238,603	773,641	46,802	18,292	(390)	25,263	990,315
Fidelity Series Large Cap Stock Fund	68,372,215	32,941,860	7,135,171	4,862,365	777,047	7,937,986	102,893,937
Fidelity Series Large Cap Value Index Fund	21,429,751	11,262,394	2,113,346	1,244,499	137,072	1,516,558	32,232,429
Fidelity Series Long-Term Treasury Bond Index Fund	45,864,811	29,048,449	4,514,680	1,349,683	(262,303)	(1,561,105)	68,575,172
Fidelity Series Opportunistic Insights Fund	43,395,952	17,825,155	6,687,659	640,143	101,847	10,055,130	64,690,425
Fidelity Series Overseas Fund	60,873,876	32,240,582	5,231,274	1,486,806	449,040	6,326,523	94,658,747
Fidelity Series Real Estate Income Fund	1,403,353	600,242	832,745	74,724	(18,011)	23,160	1,175,999
Fidelity Series Short-Term Credit Fund	408,597	43,369	14,587	9,664	346	8,601	446,326
Fidelity Series Small Cap Core Fund	-	164,399	11,708	2,703	529	21,189	174,409
Fidelity Series Small Cap Discovery Fund	6,248,121	3,306,905	1,280,693	266,680	(59,557)	1,098,870	9,313,646
Fidelity Series Small Cap Opportunities Fund	20,979,069	10,658,268	2,385,502	296,739	(87,799)	3,981,409	33,145,445
Fidelity Series Stock Selector Large Cap Value Fund	47,744,260	24,262,095	5,052,911	3,160,825	350,215	4,650,454	71,954,113
Fidelity Series Value Discovery Fund	42,604,509	23,748,670	4,236,835	2,854,421	360,156	1,331,876	63,808,376
	794,465,024	418,763,535	108,744,908	36,212,092	1,112,682	93,841,255	1,199,437,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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